Stockholders' deficiency - Options outstanding under Plan (Details 1)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD	Dec. 31, 2013 Stock Options USD ($)	Dec. 31, 2012 Stock Options USD ($)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning Balance			1,020,000
Granted	900,000	900,000	2,340,000	1,020,000
Cancelled			(120,000)
Ending Balance			3,240,000	1,020,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Beginning balance (in Dollars per share)			$ 0.47
Granted	$ 0.47	0.50	$ 1.15	$ 0.47
Cancelled (in Dollars per share)			$ 0.47
Ending balance (in Dollars per share)			$ 0.96	$ 0.47